Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings

	Year Ended December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Realized gain (loss):
Interest rate swap contracts	$(3,528)	$3,812	$1,180
Foreign exchange forward contracts	(109)	(2,933)	1,084
Total realized gain (loss):	(3,637)	879	2,264
Unrealized gain (loss):
Interest rate swap contracts	(21,795)	(20,663)	4,429
Foreign exchange forward contracts	(247)	1,987	(2,654)
Total unrealized gain (loss):	(22,042)	(18,676)	1,775
Total realized and unrealized gain (loss) on derivative instruments:	$(25,679)	$(17,797)	$4,039